Earnings Per Share	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Earnings Per Share
12. EARNINGS PER SHARE
Basic and diluted earnings per share:
The earnings and the weighted average number of ordinary shares used in the calculation of basic and diluted earnings per share are as follows:

	2021	2020	2019

Profit attributable to the owners of the parent company used in the calculation of basic and diluted earnings per share
- From continued operations	6,585,821	9,772,472	7,103,831

- Net income for the year	6,585,821	17,133,423	7,889,255

Weighted average number of ordinary shares for the purposes of basic and diluted earnings per share (in thousands of shares)	592,046	596,026	596,026

Basic and diluted earnings per share
- From continued operations (in pesos)	11.1238	16.3960	11.9186

- From continued and discontinued operations (in pesos)	11.1238	28.7461	13.2364

The weighted average number of outstanding shares was 592,046,422 for December 31,2021 and 596,026,490 for the years ended December 31, 2020 and 2019, like the basic weighted average number of shares, since there are no convertible debt instruments at the end of each reporting period.